Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule Of List Of Related Parties
Name of the related party	Relationship	Description
Taiwan Carbon Nano Technology Corporation (“TCNT”)	Affiliated company	TCNT is the majority shareholder of Ainos KY

Ainos, Inc. (Cayman Island) (“Ainos KY”)	Affiliated company	Ainos KY is the majority shareholder of the Company

ASE Technology Holding	Affiliated company	Sole owner of ASE Test Inc. which is Ainos KY’s board member and has more than 10% of the voting rights in Ainos KY

Dr. Stephen T. Chen	Ainos’ former Chairman, President, CEO and CFO	Shareholder with more than 5% of the Company voting rights in 2021 and 2020